SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment
Schedule of expense recognized in the financial statements for services

	Year ended December 31,
	2021	2020	2019
Equity-settled share-based payment plans to employees, directors and consultants	$1,893	$799	$1,263

Schedule of share-based payment

Range of exercise prices			Options outstanding as of December 31, 2021 (*)	Weighted Average remaining contractual Term	Weighted Average exercise price ($)	Options exercisable as of December 31, 2021
4.67	–	4.91	1,482,383	4.92	4.71	1,053,417
	3.41		70,000	9.00	3.41	17,500

*)	Options and restricted shares.
**)	As of grant date.

Schedule of fair value of options granted

	Year ended December 31,
	2021			2020			2019
Dividend yield (%)	—			—			—
Expected volatility (%)	50.49	–	64.44	48.00	–	76.78	40.06	–	48.09
Risk-free interest rate (%)	0.06	–	1.59	0.14	–	0.62	1.61	–	1.73
Expected exercise factor		2.8			2.8			2.8

Schedule of share-based payment movement during the year
	Year ended December 31,
	2021		2020
	Number of options	Weighted average exercise price(*)	Number of options	Weighted average exercise price(*)
		$		$
Outstanding at January 1,	1,522,975	$7.5	2,213,812	$7.1
Granted	135,000	4.7	285,008	5.4
Exercised	—	—	(246,642)	5.8
Expired	(52,625)	5.9	(535,667)	7.4
Forfeited	(52,967)	6.8	(193,916)	6.7

Outstanding at December 31,	1,552,383	$4.6	1,522,975	$7.5

Exercisable at December 31,	1,070,917	$4.7	839,418	$9.5

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2021 and 2020, respectively.

Schedule of movement of restricted shares during the year

	2021	2020
	Number of Restricted shares	Number of Restricted shares

Outstanding at January 1,	45,000	$—
Granted	549,730	60,000
Vested	(15,000)	(15,000)
Forfeited	(20,200)	—

Outstanding at December 31,	559,530	$45,000